S000004306 [Member] Investment Objectives and Goals - iShares S&P 100 ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares S&P 100 ETF OEF | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities.